INCOME TAXES (Tables)	12 Months Ended
Dec. 31, 2016
Income Tax Disclosure [Abstract]
Schedule of Corporate Income Tax Rate Of Significant Jurisdictions [Table Text Block]
Non-Israeli subsidiaries are taxed based on tax laws in their respective jurisdictions. The Corporate income tax rate of significant jurisdictions are as follows:

Tax rate
Mexico	30%
Brazil	34%
Argentina	35%
United States (*)	35%

(*)	Federal.

Schedule of Income before Income Tax, Domestic and Foreign [Table Text Block]
e.	Income (loss) before taxes on income:

	Year ended
	December 31,
	2016	2015	2014

Domestic	$5,936	$4,189	$7,187
Foreign	(743)	413	(1,976)

	$5,193	$4,602	$5,211

Schedule of Deferred Tax Assets and Liabilities [Table Text Block]
	December 31,
	2016	2015

Reserves and accruals	$985	$348
Carryforward tax losses	23,271	24,613
Other temporary differences	423	522

Total deferred tax assets before valuation allowance	$24,679	$25,483

Valuation allowance (2)	(17,621)	(16,251)

Net deferred tax assets	$7,058	$9,232

Goodwill and other intangible assets	(5,482)	(6,071)
Other temporary differences	(809)	(75)

Total deferred tax liabilities	$(6,291)	$(6,146)

Total deferred tax Assets, net of deferred tax liabilities	$767	$3,086

Schedule of Effective Income Tax Rate Reconciliation [Table Text Block]
3.	Reconciling items between the statutory tax rate of the Company and the effective tax rate:
	Year ended
	December 31,
	2016	2015	2014
Income before taxes, as reported in the consolidated statements of operations	$5,193	$4,602	$5,211

Statutory tax rate	25%	26.5%	26.5%

Theoretical tax expenses on the above amount at the Israeli statutory tax rate	$1,298	$1,219	$1,381
Tax adjustment in respect of different tax rates in subsidiaries and changes in tax rates	118	21	68
Change in valuation allowance in respect of deferred taxes	-	-	(10,176)
Operating carryforward losses for which a valuation allowance was provided	197	17	576
Realization of carryforward tax losses for which a valuation allowance was provided	40	(191)	(757)
Profit from a bargain purchase	-	-	(76)
Nondeductible expenses and other permanent differences	192	65	135

	$1,845	$1,131	$(8,849)

Schedule of Components of Income Tax Expense (Benefit) [Table Text Block]
i.	Taxes on income (tax benefit) included in the consolidated statements of operations:

	Year ended
	December 31,
	2016	2015	2014

Current	$501	$348	$200
Deferred	1,344	783	(9,049)

	$1,845	$1,131	$(8,849)

Domestic	$1,768	$1,256	$(8,390)
Foreign	77	(125)	(459)

	$1,845	$1,131	$(8,849)